SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
General And Administrative Expenses
Salaries					$ 1,016,881	$ 143,065
Share based compensation			$ 261,662	$ 2,552,595	2,889,567	4,302,978
Professional fees					225,384	117,860
Other					79,523	34,399
Total general and administrative expenses	$ 407,697	$ 2,490,597	$ 1,155,344	$ 3,099,185	$ 4,211,355	$ 4,598,302